Inventories	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories
7. Inventories:

	December 31,
	2025	2024
Purchased parts & materials	$2,034	$5,463
Work-in-progress	199	—
Finished goods	804	1,205
	$3,037	$6,668
During the year ended December 31, 2025, the Company recorded write-downs to net realizable value of $403 (2024 - $1,143 and year ended 2023 - $4,714) due to slow-moving and obsolete inventory. For the year ended December 31, 2025, inventory write-downs of $232 were allocated to purchased parts & materials and $171 as a result of a development contract which will not be commercialized.